UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES




                  Investment Company Act file number 811-21606
                                                     ---------

                            Tilson Investment Trust
                            -----------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street,  10th Floor, New York, New York  10022
           ------------------------------------------------------------
              (Address  of  principal executive offices)    (Zip code)


                                 A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: 252-972-9922
                                                          ------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2007
                                              --------------

Item 1.    REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007







                                                               Tilson Focus Fund
                                                            Tilson Dividend Fund
                                                                  April 30, 2007
                                                                     (Unaudited)




[LOGO HERE]
TILSON MUTUAL FUNDS






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Tilson Focus Fund and the Tilson Dividend Fund (individually, the "Fund" and collectively, the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St. Rocky Mount, NC
 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this semi-annual report that reflect projections or expectations of future financial or economic performance of the Tilson Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the Tilson Funds ("Funds") is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks: market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risks for non-exchange traded options and real estate securities risk. More information about these risks and other risks can be found in the Funds' prospectus. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-4TILSON (1-888-484-5766). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about June 29, 2007.


For More Information on your Tilson Mutual Funds:

  See Our Web site @ www.tilsonmutualfunds.com
         or
  Call Our Shareholder Services Group Toll-Free at 1-888-4TILSON, 1-888-484-5766

Fund Expenses
--------------------------------------------------------------------------------
As a  shareholder  of the Fund,  you incur two types of costs:  (1)  transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing  costs,  including  management  fees and other Fund  expenses.  This example is intended to help you  understand  your ongoing  costs (in dollars) of investing  in the Fund and to  compare  these  costs with the  ongoing  costs of investing in other mutual funds. The example is based on an investment of $1,000 invested  at the  beginning  of the  period  and held for the  entire  period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning                Ending
Tilson Focus Fund                                 Account Value           Account Value          Expenses Paid
Expense Example                                  November 1, 2006         April 30, 2007         During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00               $1,040.30               $11.23
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00               $1,013.79               $11.08
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Beginning                Ending
Tilson Dividend Fund                              Account Value           Account Value          Expenses Paid
Expense Example                                  November 1, 2006         April 30, 2007         During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00               $1,063.60               $9.98
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00               $1,015.12               $9.74
-----------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 0.45% (exclusive of interest,  taxes, brokerage fees and commissions,  investment advisory and/or variable performance incentive fees paid to the Advisor,  extraordinary  expenses,  and payments,  if any, under a Rule 12b-1 Plan). As a result the Fund's "Total
Annual Fund Operating Expense" (excluding  interest,  taxes,  brokerage fees and commissions,  and extraordinary  expenses) will be limited to 2.40% (assuming the maximum variable performance-based incentive fee of 1.95% as discussed in more detail in footnote 2)
of the Fund's average daily net assets. The values under "Expenses Paid During Period" are equal to the annualized expense ratio of
2.22% multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
(181 days),  then  divided by 365 (to reflect the number of days in the  current six month  period).  ** Expenses  are equal to the
Fund's annualized expense ratio of 1.95% multiplied by the average account value over the period,  multiplied by the number of days in the most  recent  six-month  period  (181  days),  then  divided by 365 (to  reflect the number of days in the current six month period).

June 13, 2007

Dear Tilson Focus Fund and Tilson Dividend Fund investors:

As you can see from the table below, during the six-month period ending on April 30, 2007, the Tilson Focus Fund produced a total return of 4.03%, versus a 9.07% return over the same period for its benchmark, the Dow Jones Wilshire 5000 Composite Total Return Index (full cap), while the Tilson Dividend Fund produced a six-month total return of 6.36% versus a 9.68% return over the same period for its benchmark, the Dow Jones U.S. Select Dividend Total Return Index.

For the cumulative period since the Funds' inception on March 16, 2005, the Tilson Focus Fund returned an annualized 14.06% return versus an annualized 13.61% return over the same period for its benchmark, while the Tilson Dividend Fund reported an annualized 14.83% return versus the annualized 13.38% return over the same period for its benchmark.

(For the Funds' most up-to-date performance information, please see our web site at www.tilsonmutualfunds.com. Note that the net asset value (NAV) of both funds at inception on March 16, 2005 was $10.00.)

-----------------------------------------------------------------------------------------------------------------------------------
Performance as of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Dow Jones              Dow Jones
                                           Tilson         Tilson          Wilshire 5000         Select Dividend
                                           Focus          Dividend        Composite Total         Total Return
                                           Fund            Fund            Return Index              Index
-----------------------------------------------------------------------------------------------------------------------------------
3 Month Total Return                      -0.38%           3.93%              3.31%                  4.26%

6 Month Total Return                       4.03%           6.36%              9.07%                  9.68%

1 Year Total Return                       21.89%          14.63%             14.53%                 19.23%
Average Annual Total Return
Since Inception**                         14.06%          14.83%             13.61%                 13.38%

Gross Expense Ratio                        3.87%           4.55%              N/A                    N/A

Net Expense Ratio*                         2.41%           1.96%              N/A                    N/A

Performance shown is for the period ended April 30, 2007. The performance data quoted above represents past  performance,  which is not a guarantee of future  results.  Investment  return and principal  value of an investment in the Fund will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.  Current  performance data may be lower or higher than the performance data quoted.  To obtain more current  performance data regarding the Fund,  including  performance data current to the Fund's most recent month-end, please visit www.tilsonmutualfunds.com. A 2% redemption fee is charged upon redemption of Fund shares occurring within one year from following the issuance of shares.  The performance data quoted above does not reflect the deduction of the redemption fee and if reflected, the redemption fee would reduce the performance quoted.

*The  Advisor has entered  into an Expense  Limitation  Agreement  with the Funds under which it has agreed to reduce the amount of investment advisory fees to be paid to the Advisor by the Funds for certain months and to assume other expenses of the Funds. It is expected that the Expense Limitation Agreement will continue from year-to-year,  provided such continuance is approved by the Board of Trustees of the Funds.

**The Fund's inception date is March 16, 2005.
-----------------------------------------------------------------------------------------------------------------------------------

Tilson Focus Fund
[This section is written by Whitney Tilson and Glenn Tongue, the co-managers of the Tilson Focus Fund.]

We are not concerned by our fund's recent, brief period of underperformance, as we believe the intrinsic value of the companies we own is increasing steadily and their stocks are undervalued. We cannot say when the market will correct the misvaluations we perceive, but we believe that it eventually will.

Largest Holdings
Since our last letter (for the fiscal year ending 10/31/06), our fund has grown 62% to $18.7 million, so every position was diluted unless we purchased more. Thus, even though we didn't sell Celebrate Express, Resource America, USG and Canadian Tire, they all fell off our top 10 list, as did Foot Locker, which we trimmed slightly. These five positions were replaced in our top 10 by new positions in Mueller Water and Sears Holdings, plus we added to our Wal-Mart, Tim Hortons and Tyco positions, moving them into the top 10.

Overall, our 10 largest holdings as of April 30th were:

Position                                                              % of Fund
--------                                                              ---------
1) Stock of Berkshire Hathaway (B shares) (BRK.B)                       12.7
2) Stock and calls of McDonald's (MCD)                                   7.7
3) Stock and calls of Microsoft (MSFT)                                   7.5
4) Stock of Wendy's (WEN)                                                5.7
5) Stock and calls of Wal-Mart (WMT)                                     4.6
6) Stock of Mueller Water Products (MWA)                                 2.8
7) Stock of Tim Hortons (THI)                                            2.6
8) Stock of Sears Holdings (SHLD)                                        2.6
9) Stock of Western Union (WU)                                           2.3
10) Stock and calls of Tyco (TYC)                                        2.3
                                                                         ---
Total:                                                                  50.8

Please refer to the Portfolio of Investments section of the Semi-Annual Report for a complete listing of the Fund holdings and the amount each represents of the portfolio.

Microsoft
Microsoft's stock has been weak since Vista was introduced a few months ago to much fanfare - but disappointing consumer response. This did not surprise us
(though it apparently surprised others), as we did not expect consumers to upgrade their current computers, but rather upgrade to Vista upon the purchase of a new computer. What's important to us from an investment standpoint is that we believe Microsoft has entrenched one of its most important businesses for an additional few years, and that virtually every new computer sold in the world going forward will have Vista pre-installed on it.

We continue to estimate that Microsoft is undervalued and that the major new software releases (Vista, Office and server software) will drive a jump in profitability - and the stock price.

Spin-Offs
Companies like Cendant or Tyco can spend billions of dollars to grow by acquisition only to reverse course a few years later and break up. The quest for synergy and economies of scale gives way to a desire for focus and flexibility - all, of course, in the name of creating shareholder value.

As wasteful as all this can be, the breaking-up process can provide fertile ground for investment - an experience confirmed by numerous studies. This is particularly true in the case of spin-offs, in which one or more corporate divisions that are no longer deemed to fit together are spun out to existing shareholders as separately traded entities.

Half of the stocks among our top 10 holdings are in one way or another related to spin-offs or break-ups: last year, Wendy's spun off Tim Hortons, Walter Industries spun off Mueller Water Products and First Data spun off Western Union, while Tyco is planning to break itself into three pieces in the near future.

While all spun-out companies will clearly not be winners, we believe there are built-in inefficiencies in the process that can work to the benefit of savvy investors. Shares of spin-offs often face immediate selling pressure, as the new company may not have the market capitalization required by a big fund's charter or must be immediately sold because it is not in a particular index. In addition, growth companies often spin off cyclical or low-growth divisions, which the growth investors who own the parent company stock immediately sell, irrespective of price.

A final reason spin-offs can perform so well is basic capitalistic motivation. Famed investor Joel Greenblatt puts it well in his classic book, You Can Be A Stock Market Genius: "When a business and its management are freed from a large corporate parent, pent-up entrepreneurial forces are unleashed. The combination of accountability, responsibility and more direct incentives take their natural course."

Mueller Water Products
We particularly like Mueller Water Products, which is the leading North American provider of water infrastructure and flow control products - things such as fire hydrants, valves, pipes, fittings and couplings. While this is no doubt a mundane business, it is also an excellent one. Mueller has a strong competitive position, with one of the largest installed bases in the US and 74% of sales coming from products with number one or two market positions.

Adjusted for one-time charges, its operating margin was 14% in its latest fiscal year and revenue, earnings before interest, tax, depreciation and amortization and operating income grew 11%, 30% and 42%, respectively. Future growth prospects are excellent, as the crumbling US water infrastructure - the American Society of Civil Engineers gave US drinking-water and wastewater infrastructure a grade of "D-" in 2005 - will require billions of dollars of new investment during the next few decades.

We think Mueller shares are plenty cheap for this stable, high-quality business.

Piggybacking on Activism
We occasionally become activists, but usually only reluctantly, when an investment has gone awry. More commonly, we've piggybacked on the activities of other activists a handful of times. We believe this is a fertile area of opportunity, so we decided to share our thinking with you despite having some reservations because, frankly, it might be misunderstood as blindly following other investors. We have never done this - and never will - because it is a recipe for disaster, as dozens of cases prove. Consider, for example, BKF Capital Group, a money management firm that was targeted by two savvy activists
- to their deep regret, as this stock chart shows:

[CHART HERE]

       The chart shows the downward progression of the stock price for BKF Capital Group, Inc. from $39.58 on April 11, 2005 to an adjusted close of $3.20 on April 11, 2007.

While activist investors are not a new phenomenon, there's been an enormous surge in this area over the past few years, which we believe translates into significant opportunity for passive investors such as ourselves. At its best, it's a mutually beneficial relationship: all investors benefit from the hard work (and, often, huge expense) of the activist, but the activist also benefits by having supportive shareholders. After all, even the most aggressive activists may only accumulate a 5-10% ownership stake in a company, so the activist needs the support of the far greater number of passive shareholders to pressure the company to do what the activist is calling for.

Over the course of a typical year, we evaluate dozens of companies in which activists are present. As with all investments, we do our own work and only invest when we understand a company deeply and are convinced that its stock is significantly undervalued. Only then do we consider the activist's track record, plans for the company and likelihood of success. In many cases, we are unimpressed with the activist and/or the plan. Or, even if we are impressed, we're skeptical that the activist will be successful. In a few rare cases, however, the stars align and we conclude that there is genuine value that can be unlocked, which isn't reflected in the stock price, and that the activist is likely to be a catalyst for unleashing this value.

Wendy's

Wendy's is a particularly good example of how we occasionally piggyback on activism because we are very familiar with both activists, Pershing Square and Trian Partners, and we understand the company and its industry well.

We began buying the stock in April 2005, shortly after we launched the Tilson Focus Fund, mostly in the form of long-dated call options (LEAPs), with the stock around $18 (all prices in this letter are adjusted for the spin-off of Tim

Hortons). Here's a chart of the stock's performance since then, with key events discussed below highlighted:

[CHART HERE]

       The chart shows an upward slope in the stock price for Wendy's from the date of the Tilson Funds' initial purchase on April 20, 2005 at $18.31 through May 30, 2007 with a close at $39.69. The chart points out dates of certain significant events and corresponding spikes or dips in the stock price. The significant events noted on the chart are: a spike in price after Wendy's adopted Pershing Square's proposals in July 2005, spikes and dips in price in the aftermath of Katrina and Rita in October 2005, a spike in price after Tim Horton's was spun off and three Trian representatives were added to the Wendy's board in March 2006, and a spike in price after Wendy's put itself up for sale in April 2007.

At the time we first invested, Wendy's had been the victim of a hoax, in which a woman claimed she found a severed finger in a bowl of Wendy's chili, beef prices had soared, and there was increasing competition from McDonald's and Burger King, both of which were finally getting their acts together.

In addition to these external factors, Wendy's management was not doing a good job, as evidenced by the fact that company-owned restaurants had significantly lower margins and same-store sales vs. units run by franchisees.

Given the underperforming stock and business, what did we find attractive about Wendy's when we began buying it in April 2005? In short, the combination of Tim Hortons plus a smart, determined activist with the right plan to unlock Wendy's hidden value.

Tim Hortons is a magnificent business that today franchises nearly 3,000 units, 90% of them in Canada, selling coffee and baked goods - sort of a cross between Starbucks and Dunkin Donuts. It dominates its niche in Canada to a remarkable degree and, thanks to the beauty of a strong franchising model, has mouth-watering economic characteristics.

Wendy's had purchased Tims in 1995 and, as we examined it 10 years later, the business was thriving, with robust new unit expansion and high growth in sales, same-store sales and earnings. Yet this success was being masked by the poor performance of the Wendy's restaurant business. To be specific, in the first quarter of 2005, the Wendy's brand accounted for 65.9% of the company's revenues, yet only 42.7% of operating income, whereas Tims was 28.5% of revenues and 60.7% of operating income! Making the disparity even greater, Wendy's sucked up 59.5% of the company's cap ex vs. 36.0% for Tims.

When we conservatively estimated the value of Tim Hortons as a standalone business, it was worth nearly the value that the stock market was placing on the entire company - in other words, buyers of Wendy's stock were paying for Tims and getting 6,699 Wendy's restaurants (1,491 company-owned and 5,208 franchised) almost for free!

The decision to invest was not so easy, however, because our experience is that the decision-makers at companies that have two divisions, one firing on all cylinders and one underperforming, are highly reluctant to separate them, especially if they might be stuck running the inferior business. Thus, the main risk to this investment was that the status quo might have continued indefinitely, with the value of Tims remaining hidden within the larger company and Wendy's-branded restaurants continuing to struggle under weak management.

This risk was diminished by the appearance of an activist investor, Pershing Square, a highly successful hedge fund that we know well, which made public a large stake in the company in late April 2005. It had acquired a 9.3% stake and was calling on Wendy's to refranchise units, use the proceeds to buy back stock and, most importantly, spin off Tim Hortons. Pershing Square hired Blackstone Group to back up its analysis and, on June 9th, released an open letter to the company, outlining its proposal and an analysis showing the stock to be worth nearly 50% above the current level in the low $20s.

Wendy's did nothing for nearly two months until, in late July, it announced "Comprehensive Strategic Initiatives to Enhance Shareholder Value" that exactly mirrored what Pershing Square had proposed. The stock popped to around $25 on this news (indicated by the 2nd circle).

At that price, we had no intention of adding to our position, but then the stock trickled back down to nearly $20 (see 3rd circle) due to temporary closures of Wendy's units in the aftermath of Hurricanes Katrina and Rita. This was clearly a temporary effect and certainly had no impact on Tims' value, and by then we knew with certainty that the Tims' spin-off was happening, so we enthusiastically added to our position.

The stock rose about 50% over the next six months as the Tim Hortons spin-off approached (it look place in late March 2006, indicated by the 4th circle). Consistent with the cliche, "buy on the rumor and sell on the news," many investors sold their Wendy's stock and, until recently, this appeared to have been the smart thing to do, as the stock went nowhere for the next year.

We hung on, however, because another activist, Nelson Peltz of Trian Partners, had also accumulated stock and pressured Wendy's into adding three of his colleagues onto the company's board, which took place in early 2006. We are very familiar with Peltz and, in particular, the remarkable turnaround he engineered with a far inferior restaurant business, Arby's, so we decided to hold on, figuring that one of two things would happen: Peltz would help Wendy's improve its business or, failing that, put the company into play. In either case, we saw the stock hitting $40 this year.

The latter scenario appears to be playing out, as the company put itself into play in late April (see the final circle). We continue to hold our position in the belief that there is little downside risk and the company will likely be sold at a modest premium to today's price.

We thank you for your confidence and support and look forward to many years of partnership.

Investment in the Tilson Funds ("Funds") is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks: market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risks for non-exchange traded options and real estate securities risk. More information about these risks and other risks can be found in the Funds'prospectus. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

Tilson Dividend Fund
[This section is written by Zeke Ashton and Matthew Richey, the co-managers of the Tilson Dividend Fund.]

The Tilson Dividend Fund gained 6.36% during the six-month period ending on April 30, 2007. This was somewhat below the return of our benchmark, the Dow Jones U.S. Select Dividend Total Return Index, which achieved a 9.68% return over the same period. As we've stated in past letters, we don't mind underperforming our benchmark for a few quarters (or even a few years) as long as we're tracking towards our long-term goal of achieving solid absolute returns with a portfolio that's resistant to capital loss. To that end, we're satisfied with our progress thus far as we now enter the Fund's third year of operation.

As of April 30, 2007, Tilson Dividend Fund was 84.5% invested in equities, spread across 24 holdings. The remainder of the Fund was in cash and money market funds, representing the balance of the portfolio. This compares to about 12.7% cash at October 30, 2006 and 10.2% cash at April 30, 2006 - so we're carrying a bit more cash than we have at other times in the past year. Our willingness to hold cash in the absence of compelling investment opportunities means that our Fund will sometimes lag the broad indices when the stock market is rising rapidly. But the reverse is also true - when the market declines, cash helps to reduce our downside risk and provides us with "dry powder" to deploy when attractive opportunities present themselves.

Despite our somewhat elevated cash position, we're very satisfied with our current portfolio, which continues to be weighted towards high-quality businesses with strong balance sheets and shareholder-friendly management teams. At April 30, 2007, our top 10 positions were as follows:

Position                                                   % of Fund
--------                                                   ---------
1) Whole Foods Market (WFMI)                                  6.2
2) Fidelity National Financial (FNF)                          6.1
3) Austrian Post (POST.VI)                                    5.9
4) Sears Holdings (SHLD)                                      5.6
5) PetMed Express (PETS)                                      5.4
6) Costco Wholesale (COST)                                    5.3
7) P.F. Chang's (PFCB)                                        4.9
8) Microsoft (MSFT)                                           4.8
9) eBay (EBAY)                                                4.8
10) Barnes & Noble (BKS)                                      4.3
                                                              ---
Total:                                                       53.4

Please refer to the Portfolio of Investments section of the Semi-Annual Report for a complete listing of the Fund holdings and the amount each represents of the portfolio.

Since we're an income-oriented fund, one way to consider our holdings is from the perspective of their income potential. When we say "income," we mean more than just dividends. Although "dividend" is our middle name, it's not our only source of income. We also generate cash by writing covered calls, which essentially allow us to sell a stock's appreciation potential above a certain price and within a certain timeframe in exchange for current income. Dividends and covered calls are similar in that they both provide a direct source of cash income to the Fund. In addition, there's a third source of shareholder income, albeit indirect, and that's share buybacks. When a company repurchases its own shares, it effectively returns cash on a tax-free basis to shareholders (though the degree of benefit to shareholders is influenced by whether the stock is undervalued or not).

From our perspective, the most important similarity among dividends, covered calls, and share buybacks is that all three provide a source of positive returns independent of the stock market's general direction. That's why an emphasis on income is central to our goal of achieving reliable absolute returns.

Here's a snapshot of the Fund's income contribution across the three key categories, based on positions as of April 30, 2007:

Dividends - We held 13 dividend-paying companies, comprising 48.8% of the Fund's assets. Those with particularly high yields include Ag Growth (7.5% yield), Fidelity National Financial (4.7% yield), and Collector's Universe (3.4% yield). Our weighted-average yield among the dividend-paying portion of the portfolio is 2.3%.

Covered Calls - We sold covered calls on 11 positions, representing 22.8% of the Fund's assets. As of April 30, 2007, our covered calls had remaining time value equivalent to 1.5% of the Fund's assets, with the latest of those calls expiring by January 2008. This means that even if the underlying stocks on these covered-call positions were to merely go flat between now and January 2008, we'd still collect the entirety of that covered-call income as the calls work their way towards expiration. This level of income contribution (i.e., 1.5% of the Fund's assets at April 30, 2007) relative to the 22.8% of the portfolio that's covered by these calls represents a non-annualized "covered call yield" of 6.6%.

Share Buybacks - Twelve of our holdings, representing 50.8% of the Fund's assets, have been active in repurchasing their own shares during the past year. Microsoft, for instance, has repurchased an incredible 9.0% of its shares outstanding in the past 12 months. Other portfolio companies we've anointed "buyback kings" include the following (with the percentage of stock repurchased over past year in parentheses): Costco (6.9%), P.F. Chang's (5.2%), eBay (4.6%), and Sears Holdings (3.9%). Notably, all of the above companies have been successful at repurchasing their shares at prices well below our estimate of intrinsic value, which has the wonderful benefit of increasing the intrinsic value of the remaining shares outstanding. How does that work? These companies exchange cash (a fairly valued asset) for their own stock (an undervalued asset), with the net benefit accruing to shareholders.

Our aim is to make all three of these income sources - dividends, covered calls, and share buybacks - amount to a meaningful component of Tilson Dividend Fund's annual returns. In addition, we also hope to achieve capital appreciation by only buying securities that we believe have a margin of safety in their price and that are reasonably undervalued. By focusing both on income and capital appreciation, reinforced by an underlying value discipline, we believe our Fund is well equipped to continue towards our ultimate goal of compounding wealth at a satisfactory rate over the long term.

We thank you for your continued confidence in the Tilson Dividend Fund.

Investment in the Tilson Funds ("Funds") is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks: market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risks for non-exchange traded options and real estate securities risk. More information about these risks and other risks can be found in the Funds' prospectus. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                               Market Value                                                          Market Value
                                    Shares       (Note 1)                                                 Shares       (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 67.41%                                             Retail - 32.25%
                                                                     Barnes & Noble, Inc.                 9,750   $    385,418
Beverages - 1.64%                                                    Borders Group, Inc.                 12,000        253,320
  Anheuser-Busch                                                   a Canadian Tire Corporation,
     Companies, Inc.               7,500.00    $    368,925             Limited                           7,000        477,281
                                               ------------          Celebrate Express, Inc.             43,000        392,160
                                                                     CKE Restaurants, Inc.                3,000         60,930
Building Materials - 2.09%                                           Costco Wholesale Corporation         5,800        310,706
* USG Corporation                    10,200         470,730          Foot Locker, Inc.                   17,618        419,132
                                               ------------          McDonald's Corporation              34,800      1,680,144
                                                                   a Sears Canada Inc.                   17,000        438,132
Commercial Services - 0.12%                                        * Sears Holdings Corporation           3,000        572,730
* Premier Exhibitions Inc.            2,000          27,020          Tim Hortons, Inc.                   18,354        578,701
                                               ------------          Wal-Mart Stores, Inc.                8,400        402,528
                                                                     Wendy's International, Inc.         34,000      1,281,800
Diversified Financial Services - 2.34%                                                                            ------------
  Western Union Company              25,000         526,250                                                          7,252,982
                                               ------------                                                       ------------

Food - 1.28%                                                       Software - 6.66%
* American Italian Pasta Company     27,000         288,900          Microsoft Corporation               50,000      1,497,000
                                               ------------
                                                                   Transportation - 0.46%
Holding Company - Diversified - 2.21%                              * Sirva Inc.                          40,000        102,400
  Resource America, Inc.             22,500         497,475                                                       ------------
                                               ------------
                                                                   Total Common Stocks (Cost $13,089,529)           15,161,530
Home Furnishings - 0.09%                                                                                          ------------
  Whirlpool Corporation                 200          21,206
                                               ------------        CALL OPTIONS PURCHASED - 6.62%

Insurance - 12.73%                                                 * Anheuser-Busch Co. Inc., 01/19/2008
* Berkshire Hathaway Inc.               789       2,862,492             Strike $35.00                    12,500        183,125
                                               ------------        * Foot Locker, Inc., 01/19/2008
                                                                        Strike $20.00                     1,500          7,425
Metal Fabricate/Hardware - 2.82%                                   * McDonald's Corp., 01/19/2008
  Mueller Water Products, Inc.       44,000         633,600             Strike $30.00                     2,500         48,000
                                               ------------        * Microsoft Corp., 01/19/2008
                                                                        Strike $25.00                    30,000        183,000
Miscellaneous Manufacturing - 2.32%                                * Tyco International, 01/19/2008
  Tyco International Ltd.            16,000         522,080             Strike $20.00                    32,000        432,320
                                               ------------        *  Wal-Mart Stores Inc., 01/19/2008
                                                                        Strike $40.00                    10,000         94,000
                                                                        Strike $35.00                    39,000        540,150
Oil & Gas - 0.36%
  Crosstex Energy, Inc.               2,700          81,135
                                               ------------        Total Call Options Purchased
                                                                     (Cost $1,188,658)                               1,488,020
Real Estate Investment Trust - 0.04%                                                                              ------------
  Winthrop Realty Trust, Inc.         1,408           9,335
                                               ------------


                                                                                                                 (Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of April 30, 2007
--------------------------------------------------------------------------------
                                                            Market Value
                                               Shares         (Note 1)
--------------------------------------------------------------------------------

WARRANTS - 0.16%
*     Freedom Acquisition Holdings - CW11
          (Cost $29,616)                       23,000    $     35,190
                                                         ------------

INVESTMENT COMPANIES - 9.08%
      Evergreen Institutional Money
          Market Fund, 5.21%                1,021,721       1,021,721
      Merrimac Cash Series Fund,
          5.15%                             1,021,722       1,021,722

Total Investment Companies (Cost $2,043,443)                2,043,443
                                                         ------------

Total Investments (Cost $16,351,246) -      83.27%       $ 18,728,183
Other Assets less Liabilities - 16.73%                      3,762,912
                                                         ------------

Net Assets - 100.00%                                     $ 22,491,095
                                                         ------------

* Non-income producing investment.
a Canadian securities - represent 4.07% of Net Assets (note 1).



Summary of Investments by Industry
                                       % of Net                Market
Industry                                Assets                 Value
--------------------------------------------------------------------------------
Banks                                   0.16%            $      35,190
Beverages                               2.46%                  552,050
Building Materials                      2.09%                  470,730
Commercial Services                     0.12%                   27,020
Diversified Financial Services          2.34%                  526,250
Food                                    1.28%                  288,900
Holding Company - Diversified           2.21%                  497,475
Home Furnishings                        0.09%                   21,206
Insurance                              12.73%                2,862,492
Investment Companies                    9.08%                2,043,443
Metal Fabricate/Hardware                2.82%                  633,600
Miscellaneous Manufacturing             4.24%                  954,400
Oil & Gas                               0.36%                   81,135
Real Estate Investment Trust            0.04%                    9,335
Retail                                 35.32%                7,942,557
Software                                7.47%                1,680,000
Transportation                          0.46%                  102,400
--------------------------------------------------------------------------------
Total                                  83.27%             $ 18,728,183



See Notes to Financial Statements

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of April 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                        Market Value
                                      Shares       (Note 1)                                              Shares        (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 81.32%                                            Retail - 22.65%
                                                                    Barnes & Noble, Inc.                  9,800    $      387,394
Auto Parts & Equipment - 0.48%                                      Costco Wholesale Corporation          8,900           476,773
* MileMarker International, Inc.      20,975   $     42,579       * Jamba, Inc. +                        25,300           221,628
                                               ------------       * P.F. Chang's China Bistro, Inc. +    11,500           439,875
                                                                  * Sears Holdings Corporation +          2,600           496,366
Biotechnology - 4.23%                                                                                                ------------
                                                                                                                        2,022,036
* American Oriental                                                                                                  ------------
     Bioengineering, Inc. +           38,000        378,100
                                               ------------       Software - 4.83%
                                                                    Microsoft Corporation                14,400           431,136
Commercial Services - 2.01%                                                                                          ------------
  Collectors Universe, Inc.           12,600        179,550
                                               ------------
                                                                  Transportation - 5.85%
Computers - 1.51%                                                 n Oesterreichische Post AG             11,500           522,571
* Palm, Inc. +                         8,000        135,040                                                          ------------
                                               ------------
                                                                  Total Common Stocks (Cost $6,680,170)                 7,260,995
Diversified Financial Services - 1.75%                                                                               ------------
  Hennessy Advisors, Inc.             11,000        156,750
                                               ------------       LIMITED PURPOSE TRUSTS - 3.18%
                                                                  a AG Growth Income Fund
Electronics - 0.43%                                                  (Cost $196,108)                     14,000           284,389
  Mesa Laboratories, Inc.              2,000         38,140                                                          ------------
                                               ------------
                                                                  INVESTMENT COMPANIES - 9.53%
Food - 6.18%
  Whole Foods Market, Inc. +          11,800        552,122       Evergreen Institutional Money Market
                                               ------------          Fund, 5.21%                        425,299           425,299
                                                                  Merrimac Cash Series Fund,
Insurance - 10.93%                                                   5.15%                              425,300           425,300
  Fidelity National Title Group, Inc. 21,500        548,035
  First American Corporation           4,400        226,600       Total Investment Companies (Cost $850,599)              850,599
  Stewart Information Services                                                                                       ------------
     Corporation                       5,000        201,100
                                               ------------       Total Investments (Cost $7,726,877) - 94.03%       $  8,395,983
                                                    975,735       Other Assets less Liabilities - 5.97%                   533,282
                                               ------------                                                          ------------

Internet - 8.48%                                                  Net Assets - 100.00%                               $  8,929,265
* eBay Inc. +                         12,700        431,038                                                          ============
* Netflix Inc. +                      14,700        325,899       * Non-income producing investment.
                                               ------------       a Canadian security (note 1).
                                                    756,937       n Austrian security (note 1).
                                               ------------       + Portion of  the security is  pledged as collateral for call options written.
Mining - 0.89%
* PAN American Silver                                             The following acronym is used in this portfolio:
     Corporation +                     2,800         79,100
                                               ------------        AG - Aktiengesellschaft (Austrian).

Oil & Gas - 5.70%
a Canadian Natural Resources
     Ltd. +                            6,200        369,582
a Precision Drilling Trust             5,800        139,606
                                               ------------
                                                    509,188
                                               ------------

Pharmaceuticals - 5.40%
* PetMed Express, Inc. +              43,700        482,011
                                               ------------

                                                                                                                      (Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Industry
                                                 % of Net           Market
Industry                                          Assets            Value
--------------------------------------------------------------------------------
Auto Parts & Equipment                            0.48%        $    42,579
Biotechnology                                     4.23%            378,100
Comercial Services                                2.01%            179,550
Computers                                         1.51%            135,040
Diversified Financial Services                    1.75%            156,750
Electronics                                       0.43%             38,140
Food                                              6.18%            552,122
Insurance                                        10.93%            975,735
Internet                                          8.48%            756,937
Investment Companies                              9.53%            850,599
Limited Purpose Trusts                            3.18%            284,389
Mining                                            0.89%             79,100
Oil & Gas                                         5.70%            509,188
Pharmaceuticals                                   5.40%            482,011
Retail                                           22.65%          2,022,036
Software                                          4.83%            431,136
Transportation                                    5.85%            522,571
--------------------------------------------------------------------------------
Total                                            94.03%        $ 8,395,983

Summary of Investments by Country
                                                 % of Net           Market
Country                                           Assets            Value
--------------------------------------------------------------------------------
Austria                                           5.85%        $   522,571
Canada                                            8.89%            793,577
United States                                    79.29%          7,079,835
--------------------------------------------------------------------------------
Total                                            94.03%        $ 8,395,983










See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of April 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        Shares
                                                      Subject to    Market Value
                                                         Call         (Note 1)
--------------------------------------------------------------------------------

Common Stocks, Expiration Date, Exercise Price

* American Oriental Bioengineering, Inc., 1/19/2008
      Strike $ 12.50                                    38,000    $    36,100
* Canadian Natural Resources Ltd., 1/19/2008
      Strike $ 55.00                                     3,100         32,860
* eBay Inc., 7/21/2007
      Strike $32.50                                      3,700         11,840
      Strike $35.00                                      3,000          4,800
* eBay Inc., 01/19/2008
      Strike $35.00                                      1,800          6,660
* Jamba, Inc., 10/20/2007
      Strike $10.00                                      8,400          4,620
* Netflix Inc., 01/19/2008
      Strike $27.50                                      7,800          9,555
* Palm, Inc., 1/19/2008
      Strike $15.00                                      8,000         27,600
* PAN American Silver Corporation, 10/20/2007
      Strike $30.00                                      2,800          7,616
* PetMed Express, Inc., 9/22/2007
      Strike $12.50                                     15,400         10,395
      Strike $15.00                                      6,400          1,280
* P.F. Chang's China Bistro, Inc., 10/20/2007
      Strike $45.00                                      3,800          4,465
* Sears Holding Corp, 1/19/2008
      Strike $200.00                                       900         13,230
* Sears Holding Corp, 6/16/2007
      Strike $180.00                                       300          4,500
* Whole Foods Market, Inc., 8/18/2007
      Strike $50.00                                      1,700          4,063
* Whole Foods Market, Inc., 1/19/2008
      Strike $52.50                                        700          1,978

Total (Premiums Received $184,639)                                $   181,562
                                                                  ===========





See Notes to Financial Statements

Tilson Funds

Statements of Assets and Liabilities
(Unaudited)
                                                                                               Focus              Dividend
As of April 30, 2007                                                                           Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
       Investments, at cost ...........................................................  $   16,351,246      $    7,726,877
                                                                                         --------------      --------------
       Investments, at value (note 1) .................................................  $   18,728,183      $    8,395,983
       Cash ...........................................................................       3,792,237             776,986
       Receivables:
            Investments sold ..........................................................               -               4,074
            Fund shares sold ..........................................................          24,803               1,642
            Dividends and Interest, at value (note 1) .................................          12,883 *             7,157 **
       Prepaid expenses
            Fund accounting fees ......................................................           2,250               2,250
            Compliance services fees ..................................................             737                 646
            Other expenses ............................................................           9,657               5,278
       Due from affiliates:                                                              --------------      --------------
            Advisor (note 2) ..........................................................               -                 298

       Total Assets ...................................................................      22,570,750           9,194,314
                                                                                         --------------      --------------
Liabilities:
       Call options written, at value (Premiums received $184,639) ....................               -             181,562
       Payables:
            Investments purchased .....................................................               -              73,844
            Fund shares repurchased ...................................................               -                 140
       Accrued expenses ...............................................................          79,242               9,503
                                                                                         --------------      --------------
       Due to affiliates:
            Advisor (note 2) ..........................................................             413                   -

       Total Liabilities ..............................................................          79,655             265,049
                                                                                         --------------      --------------
Net Assets ............................................................................  $   22,491,095      $    8,929,265
                                                                                         ==============      ==============
Net Assets Consist of:
       Capital (par value and paid in surplus) ........................................      19,906,646           7,815,042
       Accumulated net investment (loss) income .......................................         (25,094)             15,766
       Accumulated net realized gain from investment and foreign currency
            transactions ..............................................................         232,602             426,269
       Unrealized appreciation of investments and foreign currency translations .......       2,376,941             672,188
                                                                                         --------------      --------------
       Total Net Assets ...............................................................  $   22,491,095      $    8,929,265
                                                                                         ==============      ==============
       Shares Outstanding, $0.001 par valve (unlimited authorized shares) .............       1,733,354             719,362
       Net Asset Value, Offering Price and Redemption Price Per Share (a) .............  $        12.98      $        12.41
                                                                                         ==============      ==============
*      At cost $12,879
**     At cost $7,152
(a)    The Funds charge a redemption fee of 2% of the amount redeemed on redemptions of fund shares occurring within one year following the issuance of such shares.


See Notes to Financial Statements

Tilson Funds

Statements of Operations
(Unaudited)

                                                                                              Focus             Dividend
For the six month period ended April 30, 2007                                                 Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
       Dividends ...................................................................... $    152,114          $  86,922
            Foreign withholding tax ...................................................         (321)            (2,975)
       Other income ...................................................................        4,462                  -
                                                                                        ------------          ----------
       Total Income ...................................................................      156,255             83,947
                                                                                        ------------          ----------
Expenses:
       Advisory fees (note 2) .........................................................      143,933             57,439
       Administration fees (note 2) ...................................................       14,301              6,701
       Transfer agent fees (note 2) ...................................................       10,500             10,500
       Registration and filing administration fees (note 2) ...........................        4,017              4,017
       Fund accounting fees (note 2) ..................................................       14,317             13,883
       Compliance services fees (note 2) ..............................................        3,875              3,875
       Custody fees (note 2) ..........................................................        3,419              2,998
       Other accounting fees (note 2) .................................................          403              5,468
       Legal fees .....................................................................        6,943              6,943
       Audit and tax preparation fees .................................................        6,447              6,446
       Registration and filing expenses ...............................................       20,605             19,499
       Shareholder servicing expenses .................................................        1,984              1,859
       Printing expenses ..............................................................        1,240                992
       Trustees' fees and meeting expenses ............................................        3,968              3,224
       Securities pricing fees ........................................................        1,736              1,488
       Other operating expenses (note 2) ..............................................        5,951              5,455
                                                                                        ------------          ----------
       Total Expenses .................................................................      243,639            150,787
                                                                                        ------------          ----------
       Expenses reimbursed by Advisor (note 2) ........................................      (62,290)           (76,265)

       Net Expenses ...................................................................      181,349             74,522
                                                                                        ------------          ----------
Net Investment (Loss) Income ..........................................................      (25,094)             9,425
                                                                                        ------------          ----------
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
       Net realized gain (loss) from:
            Investments ...............................................................      438,837            483,392
            Options ...................................................................     (183,435)           (28,714)
            Foreign currency transactions .............................................            2               (403)
       Change in unrealized appreciation on investments and
            translation of assets and liabilities in foreign currencies ...............      388,477             32,292
                                                                                        ------------          ---------
Net Realized and Unrealized Gain on Investments .......................................      643,881            486,567
                                                                                        ------------          ---------
Net Increase in Net Assets Resulting from Operations .................................. $    618,787          $ 495,992
                                                                                        ============          =========


See Notes to Financial Statements

Tilson Funds

Statements of Changes in Net Assets
                                                                                                       Focus Fund
                                                                                             April 30,            October 31,
For the six month period or fiscal year ended                                                2007 (a)               2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ................................................................ $    (25,094)        $     (83,879)
   Net realized gain from investment transactions and foreign currency translations ...      438,839               179,015
   Net realized (loss) gain from options ..............................................     (183,435)               48,572
   Change in unrealized appreciation on investments and
      translation of assets and liabilities in foreign currencies .....................      388,477             2,158,379
                                                                                        ------------         -------------
 Net Increase in Net Assets Resulting from Operations .................................      618,787             2,302,087
Distributions to Shareholders: (note 5)                                                 ------------         -------------
   Net realized gain from investment transactions .....................................     (163,420)              (53,025)
                                                                                        ------------         -------------
 Decrease in Net Assets Resulting from Distributions ..................................     (163,420)              (53,025)
Capital Share Transactions: (note 8)                                                    ------------         -------------
   Shares sold ........................................................................   11,408,961             3,582,885
   Reinvested dividends and distributions .............................................      154,118                50,767
   Redemption fees ....................................................................       11,959                 7,645
   Shares repurchased .................................................................     (829,331)             (874,596)
                                                                                        ------------         -------------
 Increase from Capital Share Transactions .............................................   10,745,707             2,766,701
                                                                                        ------------         -------------
 Net Increase in Net Assets ...........................................................   11,201,074             5,015,763
                                                                                        ------------         -------------
 Net Assets:
   Beginning of Period ................................................................   11,290,021             6,274,258
   End of Period ...................................................................... $ 22,491,095         $  11,290,021
                                                                                        ============         =============
Accumulated Net Investment Loss ....................................................... $    (25,094)        $           -
                                                                                        ------------         -------------

                                                                                                     Dividend Fund
                                                                                            April 30,             October 31,
For the six month period or fiscal year ended                                               2007 (a)                 2006
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment income .............................................................. $      9,425         $      20,180
   Net realized gain from investment transactions and foreign currency translations ...      482,989               421,188
   Net realized (loss) gain from options ..............................................      (28,714)               82,301
   Change in unrealized appreciation on investments and
      translation of assets and liabilities in foreign currencies .....................       32,292               524,818
                                                                                        ------------         -------------
 Net Increase in Net Assets Resulting from Operations .................................      495,992             1,048,487
Distributions to Shareholders: (note 5)                                                 ------------         ------------
   Net investment income ..............................................................      (14,411)                    -
   Net realized gain from investment transactions .....................................     (508,945)                    -
                                                                                        ------------         -------------
 Decrease in Net Assets Resulting from Distributions ..................................     (523,356)                    -
Capital Share Transactions: (note 8)                                                    ------------         -------------
    Shares sold .......................................................................    2,121,267             1,987,238
    Reinvested dividends and distributions ............................................      520,759                     -
    Redemption fees ...................................................................        2,204                 1,779
    Shares repurchased ................................................................     (337,889)             (221,965)
                                                                                        ------------         -------------
 Increase from Capital Share Transactions .............................................    2,306,341             1,767,052
                                                                                        ------------         -------------
 Net Increase in Net Assets ...........................................................    2,278,977             2,815,539
 Net Assets:                                                                            ------------         -------------
   Beginning of Period ................................................................    6,650,288             3,834,749
   End of Period ...................................................................... $  8,929,265         $   6,650,288
                                                                                        ------------         -------------
Accumulated Net Investment Income ..................................................... $     15,766         $      20,752
                                                                                        ------------         -------------
(a) Unaudited.
See Notes to Financial Statements

Tilson Funds

Financial Highlights

                                                                                                  Focus Fund
For a share outstanding during the                                              April 30,             October 31,
six month period and fiscal years ended                                         2007 (a)          2006           2005 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...................................... $    12.61      $     9.79      $    10.00
Income from Investment Operations:                                          ----------      ----------      ----------
   Net investment loss ....................................................      (0.01)          (0.09)          (0.06)
   Net realized and unrealized gain (loss) on securities and
       foreign currency translations ......................................       0.53            2.98           (0.15)
                                                                            ----------      ----------      ----------
Total from Investment Operations ..........................................       0.52            2.89           (0.21)
Less Distributions:                                                         ----------      ----------      ----------
   Distributions (from capital gains) .....................................      (0.16)          (0.08)              -
                                                                            ----------      ----------      ----------
Total Distributions .......................................................      (0.16)          (0.08)              -
Paid in Capital:                                                            ----------      ----------      ----------
   Paid in Capital (from redemption fees) (note 1) ........................       0.01            0.01            0.00 (c)
Net Asset Value, End of Period ............................................ $    12.98      $    12.61      $     9.79
                                                                            ==========      ==========      ==========
Total Return (d) ..........................................................       4.03%          29.74%          (2.10%)
                                                                            ==========      ==========      ==========
Net Assets, End of Period (in thousands) .................................. $   22,491      $   11,290      $    6,274
Average Net Assets for the Period (in thousands) .......................... $   16,479      $    8,663      $    4,558
Ratio of Gross Expenses to Average Net Assets (f) .........................       2.98% (e)       3.47%           6.22% (e)
Ratio of Net Expenses to Average Net Assets (f) ...........................       2.22% (e)       2.01%           1.95% (e)
Ratio of Net Investment Loss to Average Net Assets ........................      (0.30%)(e)      (0.97%)         (1.33%)(e)
Portfolio Turnover Rate ...................................................      18.23%          84.67%          79.96%


                                                                                               Dividend Fund
For a share outstanding during the                                              April 30,             October 31,
six month period and fiscal years ended                                         2007 (a)          2006          2005 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...................................... $    12.61      $    10.32      $    10.00
Income from Investment Operations:                                          ----------      ----------      ----------
   Net investment income (loss) ...........................................          -            0.04           (0.01
   Net realized and unrealized gain on securities and
       foreign currency translations ......................................       0.76            2.25            0.33
                                                                            ----------      ----------      ----------
Total from Investment Operations ..........................................       0.76            2.29            0.32
Less Distributions:                                                         ----------      ----------      ----------
   Dividends (from net investment income) .................................      (0.02)              -               -
                                                                            ----------      ----------      ----------
   Distributions (from capital gains) .....................................      (0.94)              -               -
                                                                            ----------      ----------      ----------
Total Distributions .......................................................      (0.96)              -               -
Paid in Capital:
   Paid in Capital (from redemption fees) (note 1) ........................       0.00 (c)        0.00 (c)        0.00 (c)
Net Asset Value, End of Period ............................................ $    12.41      $    12.61      $    10.32
                                                                            ==========      ==========      ==========
Total Return (d) ..........................................................       6.36%          22.19%           3.20%
                                                                            ==========      ==========      ==========
Net Assets, End of Period (in thousands) .................................. $    8,929      $    6,650      $    3,835
Average Net Assets for the Period (in thousands) .......................... $    7,722      $    5,238      $    2,559
Ratio of Gross Expenses to Average Net Assets (f) .........................       3.93% (e)       4.54%           9.52% (e)
Ratio of Net Expenses to Average Net Assets (f) ...........................       1.95% (e)       1.95%           1.95% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets ...............       0.24% (e)       0.39%          (0.14%)(e)
Portfolio Turnover Rate ...................................................     4 6.63%          99.10%          31.13%
(a) Unaudited
(b) For the period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005.
(c) Actual  amount is less that $0.01 per share.
(d) Total Return does not reflect sales charge.
(e) Annualized.
(f) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
See Notes to Financial Statements


Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies        traded closes early;  or (iii) trading of the portfolio
                                                             security  is halted  during the day and does not resume
The  Tilson  Focus Fund and the  Tilson  Dividend  Fund      prior to the  Funds'  net asset  value  calculation.  A
(collectively  the "Funds" and  individually  a "Fund")      portfolio security's "fair value" price may differ from
are  series  funds.  The Funds  are part of the  Tilson      the price next  available for that  portfolio  security
Investment Trust (the "Trust"),  which was organized as      using the Funds' normal pricing procedures. Instruments
a Delaware  statutory trust and is registered under the      with  maturities  of 60  days  or less  are  valued  at
Investment  Company  Act of 1940 (the "1940  Act"),  as      amortized cost, which approximates market value.
amended,   as  an  open-ended   management   investment
company. Each of the Funds in this report is classified      Option Valuation
as non-diversified as defined in the 1940 Act.               Exchange-listed options are valued at their last quoted
                                                             sales price as reported on their primary exchange as of
The Tilson  Focus  Fund (the  "Focus  Fund")  commenced      4  p.m.  Eastern  Time  (the  "Valuation   Time").  For
operations on March 16, 2005. The investment  objective      purposes of determining  the primary  exchange for each
of the Fund is to seek long-term  capital  appreciation      exchange-traded  portfolio  option the following  shall
through  investment  in equity  securities of companies      apply: (i) if the option is traded on the Chicago Board
that  the  Advisor  believes  are  undervalued  in  the      Options Exchange ("CBOE"), the CBOE shall be considered
securities market.                                           the  primary  exchange  for  such  option,  unless  the
                                                             Advisor instructs the Administrator in writing to use a
The  Tilson   Dividend  Fund  (the   "Dividend   Fund")      different  exchange  as the primary  exchange  for such
commenced  operations on March 16, 2005. The investment      option;  and (ii) if the  option  does not trade on the
objective of the Fund is to seek  maximum  total return      CBOE, the Advisor shall instruct the  Administrator  in
through  a  combination  of  capital  appreciation  and      writing as to the  primary  exchange  for such  option.
current  income.  The Fund invests in common  stocks of      Unlisted  options  for  which  market   quotations  are
companies  that the Advisors  believe to be undervalued      readily  available  are valued at the last quoted sales
in their respective markets,  but which also offer high      price at the Valuation Time. If an option is not traded
dividend  yields  relative to the average yields of the      on the  valuation  date,  the option shall be priced at
broad market.                                                the mean of the last  quoted  bid and ask  prices as of
                                                             the Valuation  Time. An option may be valued using Fair
The   following    accounting    policies   have   been      Valuation  when (i) the  option  does not  trade on the
consistently   followed   by  the   Funds  and  are  in      valuation  date;  and (ii) reliable last quoted bid and
conformity   with   accounting   principles   generally      ask  prices as of the  Valuation  Time are not  readily
accepted  in  the  United  States  of  America  in  the      available.
investment company industry.
                                                             Foreign Currency Translation
Investment Valuation                                         Portfolio  securities and other assets and  liabilities
The Funds'  investments  in  securities  are carried at      denominated in foreign  currencies are translated  into
value.  Securities listed on an exchange or quoted on a      U.S.  dollars  based  on  the  exchange  rate  of  such
national  market  system  are  valued at the last sales      currencies   against  U.S.   dollars  on  the  date  of
price as of 4:00 p.m. Eastern Time.  Securities  traded      valuation. Purchases and sales of securities and income
in the NASDAQ  over-the-counter  market  are  generally      items denominated in foreign  currencies are translated
valued at the  NASDAQ  Official  Closing  Price.  Other      into U.S. dollars at the exchange rate in effect on the
securities  traded in the  over-the-counter  market and      transaction date.
listed  securities  for which no sale was  reported  on
that date are  valued  at the most  recent  bid  price.      The  Funds  do not  separately  report  the  effect  of
Securities and assets for which  representative  market      changes  in  foreign  exchange  rates  from  changes in
quotations are not readily available or which cannot be      market  prices on  securities  held.  Such  changes are
accurately  valued  using  the  Funds'  normal  pricing      included in net  realized and  unrealized  gain or loss
procedures  are valued at fair value as  determined  in      from investments.
good faith under  policies  approved  by the  Trustees.
Fair  value  pricing  may  be  used,  for  example,  in      Realized  foreign  exchange  gains or losses arise from
situations where (i) a portfolio  security is so thinly      sales of foreign  currencies,  currency gains or losses
traded  that there have been no  transactions  for that      realized  between  the  trade and  settlement  dates on
security  over an  extended  period  of time;  (ii) the      securities  transactions and the difference between the
exchange on which the portfolio security is principally      recorded  amounts of dividends,  interest,  and foreign
                                                             withholding  taxes,  and the U.S. dollar  equivalent of
                                                             the amounts  actually  received or paid. Net unrealized
                                                             foreign exchange gains and losses arise from changes in

                                                                                                          (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

foreign  exchange rates on foreign  denominated  assets      Estimates
and  liabilities  other than  investments in securities      The  preparation of financial  statements in conformity
held at the end of the reporting period.                     with accounting  principles  generally  accepted in the
                                                             United  States of America  requires  management to make
Investment Transactions and Investment Income                estimates  and  assumptions  that  affect the amount of
Investment  transactions  are  accounted  for as of the      assets, liabilities,  expenses and revenues reported in
date purchased or sold (trade date). Dividend income is      the financial  statements.  Actual results could differ
recorded on the  ex-dividend  date.  Certain  dividends      from those estimates.
from foreign securities will be recorded as soon as the
Trust is informed of the  dividend if such  information      Fees on Redemptions
is  obtained   subsequent  to  the  ex-dividend   date.      The  Funds  charge  a  redemption  fee of  2.00% of the
Interest  income is recorded  on the accrual  basis and      amount   redeemed  on   redemptions  of  Funds'  shares
includes amortization of discounts and premiums.  Gains      occurring  within one year  following  the  issuance of
and losses are determined on the identified cost basis,      such shares. The Redemption Fee is not a fee to finance
which is the same  basis  used for  federal  income tax      sales or sales promotion  expenses,  but is paid to the
purposes.                                                    Funds to defray the costs of  liquidating  an  investor
                                                             and  discouraging  short-term  trading  of  the  Funds'
Option Writing                                               shares.  No  Redemption  Fee  will  be  imposed  on the
When the Funds write an option,  an amount equal to the      redemption of shares representing  dividends or capital
premium   received  by  the  Funds  is  recorded  as  a      gains distributions, or on amounts representing capital
liability and is  subsequently  adjusted to the current      appreciation of shares. The redemption fees charged for
fair value of the  option  written.  Premiums  received      the six month  period ended April 30, 2007 were $11,949
from  writing  options  that  expire   unexercised  are      and  $2,204  for the  Focus  Fund  and  Dividend  Fund,
treated by the Funds on the expiration date as realized      respectively.
gains from  investments.  The  difference  between  the
premium  and the  amount  paid on  effecting  a closing      Federal Income Taxes
purchase transaction,  including brokerage commissions,      No  provision  for  income  taxes  is  included  in the
is also treated as a realized  gain or loss  (depending      accompanying financial statements,  as the Funds intend
on if the  premium is less than the amount paid for the      to distribute to  shareholders  all taxable  investment
closing  purchase  transaction).  If a call  option  is      income and  realized  gains and  otherwise  comply with
exercised,  the premium is added to the  proceeds  from      Subchapter M of the Internal Revenue Code applicable to
the sale of the  underlying  security  or  currency  in      regulated investment companies.
determining  whether the Funds have  realized a gain or
loss. If a put option is exercised, the premium reduces      2.   Transactions with Affiliates
the  cost  basis  of the  securities  purchased  by the
Funds. The Funds, as the writer of an option,  bear the      Advisor (Both Funds)
market  risk of an  unfavorable  change in the price of      The  Funds pay a monthly  advisory  fee to T2  Partners
the security underlying the written option.                  Management L.P. (the "Advisor")  based upon the average
                                                             daily net assets of each Fund.  The Advisor has entered
Expenses                                                     into  contractual   agreements   ("Expense   Limitation
The Funds bear expenses  incurred  specifically  on its      Agreement") with the Funds under which it has agreed to
behalf as well as a portion of general Trust  expenses,      reduce the amount of the investment  advisory fee to be
which may be  allocated  on the basis of  relative  net      paid to the Advisor by the Funds for certain months and
assets or the nature of the services performed relative      to  assume  other  expenses  of each of the  Funds,  if
to applicability to each Fund.                               necessary,  in an amount that  limits the Funds'  total
                                                             operating  expenses  (exclusive  of  interest,   taxes,
Dividend Distributions                                       brokerage  fees and  commissions,  investment  advisory
The Funds may declare and distribute dividends from net      and/or variable performance  incentive fees paid to the
investment  income (if any) at the end of each calendar      Advisor,  extraordinary expenses, and payments, if any,
quarter.  Distributions from capital gains (if any) are      under a Rule 12b-1  Plan) to not more than a  specified
generally declared and distributed annually.  Dividends      percentage of the average daily assets of each Fund for
and distributions are recorded on the ex-date.               the current fiscal year.  There can be no assurance the
                                                             Expense  Limitation  Agreement  will  continue  in  the

                                                                                                          (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

future. The expense limitation  percentages for the six      Fund's  average  daily net assets at the annual rate of
month  period  ended April 30, 2007 were 0.45% for each      1.50%.
fund.  The expenses  reimbursed  during this period are
$62,290 and  $76,265,  for the Focus Fund and  Dividend      Sub-Advisor (Dividend Fund)
Fund, respectively.                                          The  Dividend  Fund's  sub-advisor  is Centaur  Capital
                                                             Partners, L.P., ("Sub-Advisor"). The Sub-Advisor serves
Advisor (Focus Fund)                                         in that capacity pursuant to an investment sub-advisory
As full compensation for investment  advisory services,      contract  with the Advisor as approved by the Trustees.
the Advisor receives  monthly  compensation in the form      The Sub-Advisor, with oversight from the Advisor, makes
of a Variable Advisory Fee. The fee is comprised of two      day-to-day  investment  decisions for the Dividend Fund
component  fees:  (i) a  fixed  rate  of  1.50%  of the      and  selects  broker-dealers  for  executing  portfolio
average  daily net assets of the Focus  Fund  ("Fulcrum      transactions,   subject  to  the   brokerage   policies
Fee")   and   (ii)   a   performance    incentive   fee      established by the Trustees.
("Performance Fee").
                                                             For its sub-advisory services to the Dividend Fund, the
The Fulcrum Fee is calculated by  multiplying  1.50% by      Sub-Advisor   receives   from  the  Advisor   quarterly
the average net assets of the Focus Fund for the fiscal      compensation based on the Dividend Fund's average daily
year to date  divided by the number of days in the year      net  assets at the rate of 0.75%  less  certain  of the
multiplied by the number of days in the calendar month.      Advisor's marketing and operating  expenses,  as agreed
The  Performance  Fee is calculated by multiplying  the      to between the Advisor and Sub-Advisor. The Sub-Advisor
"Performance  Adjustment  Rate" (as described below) by      has also agreed to allow the  Advisor to withhold  from
the average daily net assets of the Focus Fund over the      that  compensation  up to  one-half  of  the  Advisor's
Measuring   Period.   While  the   Performance  Fee  is      expenses under the Expense  Limitation  Agreement as it
calculated  on the  12-month  Measuring  Period,  it is      relates to the Dividend  Fund.  The Dividend  Fund does
pro-rated to a monthly  payment to correspond  with the      not pay a direct fee to the Sub-Advisor.
Focus Fund's monthly  payment of the Variable  Advisory
Fee.                                                         Administrator
                                                             The  Funds  pay a  monthly  administration  fee  to The
The  Performance  Adjustment  Rate  will  vary with the      Nottingham Company (the "Administrator") based upon the
Focus Fund's performance as compared to the performance      average daily net assets of each Fund and calculated at
of the Wilshire 5000 Index as published on the close of      the  annual  rates  as  shown  in the  schedule  on the
the  market  on the last day of the  Measuring  Period,      following  page which is subject to a minimum of $2,000
with dividends  reinvested,  and will range from -0.45%      per month per Fund. The  Administrator  also receives a
to  +0.45%.  The  Performance  Adjustment  Rate will be      fee to  procure  and pay the  custodian  for the Funds,
calculated  at  4.50%  of  the  cumulative   difference      additional   compensation   for  fund   accounting  and
between the  performance  of the Focus Fund and that of      recordkeeping services, and additional compensation for
the  Wilshire  5000  Index over the  Measuring  Period,      certain  costs  involved  with the daily  valuation  of
except that no performance  adjustment  will be paid if      securities  and  as  reimbursement   for  out-of-pocket
the  cumulative  difference  between  the Focus  Fund's      expenses. A breakdown of these fees are provided in the
performance  and that of the Wilshire 5000 index is +/-      schedule on the following page.
2.00%.  The  factor of 4.50% is  derived  from the fact
that the  Advisor  will  achieve  the maximum / minimum      Compliance Services
Performance  Adjustment Rate when the cumulative  total      The Nottingham Compliance Services,  LLC, a fully owned
return  difference  between  the  Focus  Fund  and  the      affiliate of The Nottingham Company,  provides services
Wilshire  5000 Index is +/- 10.00%  over the  Measuring      which assist the Trust's  Chief  Compliance  Officer in
Period (i.e.,  0.45% divided by  10.00%=4.50%).  During      monitoring  and testing the policies and  procedures of
the first full twelve  calendar  months  following  the      the Trust in conjunction with  requirements  under Rule
effective date of the Trust's  registration  statement,      38a-1 of the  Securities  and Exchange  Commission.  It
the  Advisor is  entitled  to receive  only the Fulcrum      receives  compensation  for this  service  at an annual
Fee.  Performance  fees earned for the six month period      rate of $7,750 per fund.
ended April 30, 2007 was $21,357.
                                                             Transfer Agent
Advisor (Dividend Fund)                                      North  Carolina  Shareholder  Services,  LLC ("Transfer
As  full  compensation  for  the  investment   advisory      Agent")  serves   as   transfer,  divided  paying,  and
services  provided to the  Dividend  Fund,  the Advisor
receives  monthly  compensation  based on the  Dividend
                                                                                                         (Continued)

Tilson Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

shareholder  servicing agent for the Funds. It receives      Certain  Trustees  and officers of the Trust are also officers
compensation  for  its  services  based  upon  $15  per      of the Advisor, the Distributor or the Administrator.
shareholder  per  year,  subject  to a  minimum  fee of
$1,750  per  month  per  fund.

-----------------------------------------------------------------------------------------------------------------------------------
              Administration Fees (1)             Custody fees (1)                 Fund
                                                                                Accounting      Fund           Blue Sky
                                    Annual                            Annual       Fees       Accounting    Administration
              Average Net Assets     Rate      Average Net Assets      Rate      (monthly)      Fees         Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
Both Funds    First $50  million    0.175%     First $100 million     0.020%      $2,250        0.01%        $150 per state
              Next  $50  million    0.150%     Over  $100 million     0.009%
              Next  $50  million    0.125%
              Next  $50  million    0.100%
              Over  $200 million    0.075%
-----------------------------------------------------------------------------------------------------------------------------------
(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody fees, respectively.

3.   Purchases and Sales of Investment Securities            5.   Federal Income Tax

For the six month  period  ended  April 30,  2007,  the      The   information   shown  on  the   following   tables
aggregate  cost of purchases and proceeds from sales of      represent: (1) distribution  requirements the Fund must
investment securities (excluding short-term securities)      satisfy under the income tax  regulations as of October
were as follows:                                             31, 2006, (2) unrealized  appreciation  or depreciation
                                                             of  investments  for federal  income tax purposes as of
-------------------------------------------------------      April 30, 2007.
                                        Proceeds from
                     Purchases of         Sales of           Book to tax differences in the current period primarily
Fund                 Securities          Securities          consist of  capital  loss  deferrals  on wash sales and
-------------------------------------------------------      different  book tax  treatment  of  short-term  capital
Focus Fund           $4,228,583         $1,715,523           gains and 988 gains.
-------------------------------------------------------
Dividend Fund        $3,914,796         $2,850,537           -------------------------------------------------------
-------------------------------------------------------      Table 1
                                                                                 Undistributed          Net Tax
There  were no  long-term  purchases  or  sales  of U.S                      Ordinary     Long-Term   Appreication/
Government  Obligations  during  the six  month  period      Fund             Income        Gains    (Depreciation)
ended April 30, 2007.                                        -------------------------------------------------------
                                                             Focus Fund      $121,230      $38,557     $1,969,295
4.   Options Written                                         -------------------------------------------------------
                                                             Dividend Fund   $394,244     $113,475       $633,868
As of April 30, 2007,  portfolio  securities  valued at      -------------------------------------------------------
$2,039,223  were  held in escrow  by the  custodian  to
cover call options written by the Dividend Fund.             The aggregate cost of investments  and the  composition
                                                             of  unrealized   appreciation   and   depreciation   of
-------------------------------------------------------      investment  securities  for federal income tax purposes
Option Contracts Written                                     as of April 30, 2007, are shown in table below. The net
for  the  six  month period                                  appreciation/depreciation   for  the  Focus   Fund  and
ended April 30, 2007           Number of     Premiums        Dividend Fund as of April 30, 2007 is  $2,376,937,  and
(Dividend Fund only).          Contracts     Received        $672,183, respectively.
-------------------------------------------------------
Options Outstanding,                                         -------------------------------------------------------
Beginning of Period               171         $45,988        Table 2                  Aggregate Gross Unrealized
Options written                 1,072         189,098
Options closed                   (185)        (50,447)       Fund      Federal Tax   Appreciation     Depreciation
Options exercised                   -               -        -------------------------------------------------------
Options expired                     -               -        Focus
Options Outstanding,  ---------------------------------      Fund      $16,351,246    $2,660,440       ($283,503)
End of Period                   1,058        $184,639        -------------------------------------------------------
-------------------------------------------------------      Dividend
                                                             Fund       $7,542,238      $835,886       ($163,703)
                                                             -------------------------------------------------------

                                                                                                             (Continued)


Tilson Funds

Notes to Financial Statement (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

The  amount of  dividends  and  distributions  from net      This  standard   establishes  a  single   authoritative
investment  income and net realized  capital  gains are      definition  of fair  value,  sets out a  framework  for
determined  in  accordance   with  federal  income  tax      measuring fair value and requires additional disclosure
regulations  which may differ from  generally  accepted      about fair value measurements.  SFAS No. 157 applies to
accounting  principles.  These  differences  are due to      fair value  measurements  already required or permitted
differing  treatments  for items such as net short-term      by existing  standards.  SFAS No. 157 is effective  for
gains,  deferral of wash sale losses,  foreign currency      financial  statements issued for fiscal years beginning
transactions,  and  net  investment  losses.  Permanent      after  November  15,  2007 and interim  periods  within
differences  such as tax  returns  of  capital  and net      those fiscal  years.  The changes to current  generally
investment   losses,  if  any,  would  be  reclassified      accepted accounting  principles from the application of
against capital.                                             this Statement  relate to the definition of fair value,
                                                             the  methods  used  to  measure  fair  value,  and  the
-------------------------------------------------------      expanded disclosures about fair value measurements.  As
For the fiscal year or        Distributions from             of  October  31,  2006,  the Funds do not  believe  the
period ended              Ordinary Income   Long-Term        adoption  of SFAS  No.  157  will  impact  the  amounts
October 31,                               Capital Gains      reported   in  the   financial   statements,   however,
                                                             additional disclosures may be required about the inputs
Fund                2006      2005      2006    2005         used to  develop  the  measurements  and the  effect of
-------------------------------------------------------      certain of the  measurements  reported on the statement
Focus Fund         $53,025    $ -      $ -       $ -         of changes in net assets for a fiscal period.

Dividend Fund      $    -     $ -      $ -       $ -         On July 13, 2006, the FASB released FASB Interpretation
-------------------------------------------------------      No. 48  "Accounting  for  Uncertainty  in Income Taxes"
                                                             (FIN 48). FIN 48 provides  guidance  for how  uncertain
6.   Commitments and Contingencies                           tax positions should be recognized, measured, presented
                                                             and  disclosed  in  the  financial  statements.  FIN 48
Under the Funds' organizational documents, its officers      requires  the  evaluation  of tax  positions  taken  or
and   Trustees   are   indemnified    against   certain      expected  to be taken in the  course of  preparing  the
liabilities  arising  out of the  performance  of their      Fund's  tax  returns  to  determine   whether  the  tax
duties to the Funds. In addition,  in the normal course      positions are "more-likely-than-not" of being sustained
of  business,  the Funds  entered into  contracts  with      by the  applicable  tax  authority.  Tax  positions not
their  vendors  and others  that  provide  for  general      deemed to meet the more-likely-than-not threshold would
indemnifications.  The Funds'  maximum  exposure  under      be  recorded as a tax benefit or expense in the current
these  arrangements  is unknown,  as this would involve      year. Adoption of FIN 48 is required for April 30, 2008
future  claims that may be made against the Funds.  The      and is to be  applied  to all open tax  years as of the
Funds expect that risk of loss to be remote.                 effective date. At this time,  management is evaluating
                                                             the   implications   of  FIN  48.   Although   not  yet
7.   New Accounting Pronouncements                           determined, management does not expect FIN 48 to have a
                                                             material impact on the financial statements.
In September 2006, the Financial  Accounting  Standards
Board (FASB) issued  Statement on Financial  Accounting
Standards  (SFAS) No. 157,  "Fair Value  Measurements".

8.   Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Focus Fund                        Dividend Fund
                                                        April 30,        October 31,      April 30,        October 31,
For the six month period or fiscal year ended             2007            2006 (1)          2007             2006 (1)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
      Shares sold                                       891,803          331,519          175,390            175,210
      Reinvested distributions                           11,901            4,803           43,804                  -
      Shares repurchased                                (65,353)         (82,428)         (27,418)           (19,253)
Net Increase in Capital Shares                          838,351          253,894          191,776            155,957
Shares Outstanding, Beginning of Period                 895,003          641,109          527,586            371,629
Shares Outstanding, End of Period                     1,733,354          895,003          719,362            527,586
-----------------------------------------------------------------------------------------------------------------------------------
 (1) Audited

Tilson Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

1.   Proxy Voting Policies and Voting Record                 transactions;   and   (vi)  the   Advisor's   practices
                                                             regarding possible conflicts of interest.
A copy  of the  Trust's  Proxy  Voting  and  Disclosure
Policy and the  Advisor's  Proxy Voting and  Disclosure      To aid it in its  review,  the Board  reviewed  various
Policy  are  included  as  Appendix  B  to  the  Funds'      informational materials including,  without limitation,
Statement of Additional  Information  and is available,      copies of the Advisory Agreement and Expense Limitation
without    charge,    upon    request,    by    calling      Agreement  for the  Funds;  the  Advisor's  Form ADV; a
1-800-773-3863.  Information  regarding  how the  Funds      memorandum  from the  Advisor  to the  Board  including
voted proxies relating to portfolio  securities  during      information  about  the  Advisor,  its  business,   its
the  most  recent  12-month  period  ended  June  30 is      finances,  its  personnel,  its  services to the Funds;
available (1) without charge,  upon request, by calling      comparative expense ratio and fee information for other
the  Funds at the  number  above  and (2) on the  SEC's      mutual  funds  with the  strategy  similar to the Funds
website at http://www.sec.gov.                               (the  "Advisor  Memorandum");  and  a  memorandum  from
                                                             Parker  Poe LLP  (former  counsel  to the Trust) to the
2.   Quarterly Portfolio Holdings                            Board regarding  considerations relevant to a review of
                                                             investment  advisory  contracts by  investment  company
The Funds file their  complete  schedule  of  portfolio      trustees.
holdings with the SEC for the first and third  quarters
of each fiscal year on Form N-Q.  The Funds'  Forms N-Q      In considering the nature,  extent,  and quality of the
are    available    on    the    SEC's    website    at      services  provided by the Advisor,  the Board  reviewed
http://www.sec.gov.  You may review and make  copies at      the services being provided by the Advisor to the Funds
the SEC's Public Reference Room in Washington, D.C. You      including,  without  limitation,  the  quality  of  its
may also obtain copies after paying a  duplicating  fee      investment   advisory   services   since  each   Fund's
by  writing  the  SEC's   Public   Reference   Section,      inception  (including research and recommendations with
Washington, D.C. 20549-0102 or by electronic request to      respect to portfolio  securities);  its  procedures for
publicinfo@sec.gov,  or is  available  without  charge,      formulating  investment  recommendations  and  assuring
upon request,  by calling the Funds at  1-800-773-3863.      compliance with each Fund's  investment  objectives and
Information  on the  operation of the Public  Reference      limitations; its coordination of services for the Funds
Room   may  be   obtained   by   calling   the  SEC  at      among the Funds' service providers;  and its efforts to
202-942-8090.                                                promote the Funds,  grow the Funds' assets,  and assist
                                                             in the  distribution  of Fund  shares.  The Board noted
3.   Approval of Advisory Agreements During the Period       that the Trust's principal executive officer, principal
                                                             financial    officer,    president,     vice-president,
The Advisor supervises the Funds' investments  pursuant      treasurer,  and chief compliance officer were employees
to  an   Investment   Advisory   Agreement   ("Advisory      of the Advisor and serve the Trust  without  additional
Agreement").  During  the  Funds'  most  recent  fiscal      compensation. After reviewing the foregoing information
half-year,  the Advisory Agreement came up for renewal.      and  further  information  in the  memorandum  from the
The Trust's Board of Trustees  unanimously approved the      Advisor (e.g.,  descriptions of the Advisor's business,
renewal of the Advisory Agreement for another year at a      the Advisor's  compliance  programs,  and the Advisor's
Board Meeting on December 19, 2006.                          Form ADV), the Board concluded that the nature, extent,
                                                             and  quality of the  services  provided  by the Advisor
In considering whether to renew the Advisory Agreement,      were satisfactory and adequate for the Funds.
the Board reviewed and considered  such  information as
the Board deemed  reasonably  necessary,  including the      In considering the investment  performance of the Funds
following material factors: (i) the nature, extent, and      and the  Advisor,  the  Board  compared  the  short and
quality of the  services  to be provided by the Advisor      long-term performance of each Fund with the performance
to the Funds;  (ii) the  investment  performance of the      of its benchmark  index,  comparable funds with similar
Funds and the Advisor,  (iii) the costs of the services      objectives  and  sizes  managed  by  other   investment
to be  provided  and  profits  to be  realized  by  the      advisors,  and  comparable  peer group  indices  (e.g.,
Advisor and its affiliates from the  relationship  with      Morningstar   category   averages).   The  Board   also
the Funds;  (iv) the extent to which economies of scale      considered the consistency of the Advisor's  management
would  be  realized  as the  Funds  grows  and  whether      of  each  Fund  with  its   investment   objective  and
advisory fee levels  reflect  these  economies of scale      policies.  After  reviewing  the  short  and  long-term
for  the  benefits  of the  Funds'  investors;  (v) the
Advisor's  practices  regarding brokerage and portfolio
                                                                                                         (Continued)

Tilson Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

investment  performance  of the  Funds,  the  Advisor's      at  all  asset  levels,  the  Funds'  shareholders  had
experience   managing  the  Funds  and  other  advisory      experienced benefits from the Funds' Expense Limitation
accounts,    the   Advisor's   historical    investment      Agreement  and would  benefit  from  economies of scale
performance,  and other  factors,  the Board  concluded      under the  Funds'  agreements  with  service  providers
that the  investment  performance  of the Funds and the      other than the Advisor. Following further discussion of
Advisor were satisfactory.                                   the Funds' asset levels,  expectations for growth,  and
                                                             fee levels,  the Board  determined  that the Funds' fee
In considering the costs of the services to be provided      arrangements  were fair and  reasonable  in relation to
and  profits  to be  realized  by the  Advisor  and its      the nature and quality of the services  provided by the
affiliates from the  relationship  with the Funds,  the      Advisor  and  that  the  Expense  Limitation  Agreement
Board considered the Advisor's staffing, personnel, and      provided  potential  savings  for  the  benefit  of the
methods of operating;  the education and  experience of      Funds' investors.
the  Advisor's  personnel;   the  Advisor's  compliance
policies and procedures; the financial condition of the      In  considering  the  Advisor's   practices   regarding
Advisor  and the level of  commitment  to the Funds and      brokerage   and  portfolio   transactions,   the  Board
the Advisor by the principals of the Advisor; the asset      reviewed the Advisor's  standards,  and  performance in
level of each Fund;  and the  overall  expenses of each      utilizing those  standards,  for seeking best execution
Fund,   including   certain   prior  fee   waivers  and      for the Funds'  portfolio  transactions,  including the
reimbursements  by the  Advisor  on behalf of the Funds      use of alternative markets (e.g., direct purchases from
and the nature and  frequency of advisory fee payments.      issuers or  underwriters  or, as to equity  securities,
The Board  reviewed the  financial  statements  for the      "third  market"  for listed  securities  and  principal
Advisor  and  discussed  the  financial  stability  and      market  makers for  over-the-counter  securities).  The
profitability  of the  firm.  The  Board  reviewed  the      Board  also   considered  the   anticipated   portfolio
Funds'   Expense   Limitation   Agreement   in  detail,      turnover  rate  for the  Funds;  the  process  by which
including  the nature and scope of the cost  allocation      evaluations are made of the overall  reasonableness  of
for such  fees.  The Board  also  considered  potential      commissions  paid;  the method and basis for  selecting
benefits   for  the  Advisor  in  managing  the  Funds,      and evaluating the broker-dealers used; any anticipated
including  promotion of the Advisor's name, the ability      allocation of portfolio  business to persons affiliated
for the Advisor to place small accounts into the Funds,      with the Advisor; and the opportunities for the Advisor
and the  potential  for the  Advisor to  generate  soft      to recapture  brokerage  or related fees (e.g.,  tender
dollars  from  certain  of the Funds'  trades  that may      offer fees,  underwriting  fees,  etc.) and credit them
benefit the Advisor's  other clients as well. The Board      against the expenses of the Funds. After further review
then  compared  the  fees  and  expenses  of each  Fund      and discussion, the Board determined that the Advisor's
(including   the   management   fee)  to  other   funds      practices    regarding    brokerage    and    portfolio
comparable  the Fund in terms of the type of fund,  the      transactions were satisfactory.
style of investment  management,  the size of the fund,
and the nature of its investment strategy,  among other      In considering the possible conflicts of interest,  the
factors.   With   respect  to  each  Fund,   the  Board      Board evaluated the potential for conflicts of interest
determined  that the management fee was higher than the      and  considered  such  matters  as the  experience  and
comparable  funds  and the  net  expense  ratio,  while      ability  of  the  advisory  personnel  assigned  to the
higher than some of the comparable funds and lower than      Funds;   the  basis  for  soft  dollar   payments  with
another,   was  higher  than  the   industry   average.      broker-dealers, including any broker-dealers affiliated
Following    this    comparison    and   upon   further      with the Advisor; the basis of decisions to buy or sell
consideration  and  discussion  of the  foregoing,  the      securities  for the Funds  and/or the  Advisor's  other
Board concluded that the fees to be paid to the Advisor      accounts;   the  method  for   bunching  of   portfolio
by the Funds were fair and  reasonable  in  relation to      securities   transactions;   and  the   substance   and
the nature and quality of the services  provided by the      administration   of  the  Advisor's   code  of  ethics.
Advisor.                                                     Following  further  consideration  and discussion,  the
                                                             Board  indicated  that  the  Advisor's   standards  and
In considering  the extent to which  economies of scale      practices relating to the identification and mitigation
would be  realized  as the Funds  grows and whether the      of possible conflicts of interests were satisfactory.
advisory fee levels  reflect  these  economies of scale
for the  benefits  of the Funds'  investors,  the Board      Based  upon all of the  foregoing  considerations,  the
considered that each Fund's fee  arrangements  with the      Board,  including a majority of the Trust's independent
Advisor  involved  only the  management  fee. The Board      trustees,   approved   the   renewal  of  the   Advisor
noted that, while the management fees remained the same      Agreement.


The Tilson Mutual
Funds are a series of the
Tilson Investment Trust







For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        T2 Partners Management LP
116 South Franklin Street                      145 East 57th Street, 10th Floor
Post Office Drawer 4365                        New York, New York 10022
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                           Toll-Free Telephone:

1-888-4TILSON, 1-888-484-5766                  1-888-4TILSON, 1-888-484-5766

World Wide Web @:                              World Wide Web @:

nottinghamco.com                               tilsonmutualfunds.com








                                                [LOGO HERE]
                                                TILSON MUTUAL FUNDS

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7.   DISCLOSURE  OF  PROXY  VOTING   POLICIES  AND PROCEDURES FOR
          CLOSED-END  MANAGEMENT  INVESTMENT COMPANIES.


     Not applicable.

Item 8.  PORTFOLIO  MANAGERS OF  CLOSED-END  MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.





Item 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     None





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)  Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)  Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust


By: (Signature and Title)

                             /S/ Whitney R. Tilson
                             ___________________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: July 3, 2007








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)

                             /s/ Whitney R. Tilson
                             ___________________________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer Tilson Investment Trust

Date: July 3, 2007







By:  (Signature and Title)

                             /s/ Glenn H. Tongue
                             ___________________________________________________
                             Glenn H. Tongue
                             Vice President, Treasurer, and Principal Financial Officer
                             Tilson Investment Trust

Date: July 3, 2007